UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

Leonard Mackey, Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

31 December 2016

The Select Sector SPDR® Trust

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUTO COMPONENTS — 1.5%
BorgWarner, Inc. (a)	929,107	$36,643,980
Delphi Automotive PLC	1,258,033	84,728,522
Goodyear Tire & Rubber Co.	1,210,440	37,366,283

		158,738,785

AUTOMOBILES — 4.5%
Ford Motor Co.	18,107,557	219,644,667
General Motors Co.	6,436,745	224,256,196
Harley-Davidson, Inc. (a)	824,598	48,107,047

		492,007,910

DISTRIBUTORS — 1.0%
Genuine Parts Co.	686,629	65,600,535
LKQ Corp. (b)	1,416,284	43,409,104

		109,009,639

DIVERSIFIED CONSUMER SERVICES — 0.2%
H&R Block, Inc. (a)	960,623	22,084,723

HOTELS, RESTAURANTS & LEISURE — 13.0%
Carnival Corp.	1,945,899	101,303,502
Chipotle Mexican Grill, Inc. Class A (a) (b)	134,454	50,732,183
Darden Restaurants, Inc.	582,458	42,356,346
Marriott International, Inc. Class A	1,485,479	122,819,404
McDonald’s Corp.	3,853,484	469,046,072
Royal Caribbean Cruises, Ltd.	774,193	63,514,794
Starbucks Corp.	6,764,474	375,563,596
Wyndham Worldwide Corp. (a)	506,712	38,697,595
Wynn Resorts, Ltd. (a)	366,056	31,667,505
Yum! Brands, Inc.	1,607,697	101,815,451

		1,397,516,448

HOUSEHOLD DURABLES — 3.9%
D.R. Horton, Inc.	1,562,224	42,695,582
Garmin, Ltd. (a)	531,473	25,771,126
Harman International Industries, Inc.	322,051	35,799,189
Leggett & Platt, Inc.	616,452	30,132,174
Lennar Corp. Class A	911,432	39,127,776
Mohawk Industries, Inc. (b)	290,717	58,050,370
Newell Brands, Inc.	2,223,761	99,290,929
PulteGroup, Inc.	1,381,345	25,389,121
Whirlpool Corp.	347,740	63,208,700

		419,464,967

INTERNET & CATALOG RETAIL — 18.9%
Amazon.com, Inc. (b)	1,829,705	1,372,040,888
Expedia, Inc. (a)	555,627	62,941,427
Netflix, Inc. (b)	1,991,029	246,489,390
Priceline Group, Inc. (b)	228,686	335,267,397
TripAdvisor, Inc. (b)	526,902	24,432,446

		2,041,171,548

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc. (a)	520,750	40,509,143
Mattel, Inc. (a)	1,570,459	43,266,145

		83,775,288

MEDIA — 25.4%
CBS Corp. Class B	1,819,039	115,727,261
Charter Communications, Inc. Class A (b)	1,004,602	289,245,008
Comcast Corp. Class A	11,058,396	763,582,244

Discovery Communications, Inc. Class A (a) (b)	695,755	19,070,644
Discovery Communications, Inc. Class C (b)	1,034,260	27,697,483
Interpublic Group of Cos., Inc.	1,848,416	43,271,419
News Corp. Class A	1,754,776	20,109,733
News Corp. Class B	552,471	6,519,158
Omnicom Group, Inc.	1,090,865	92,843,520
Scripps Networks Interactive, Inc. Class A (a)	439,138	31,341,279
TEGNA, Inc.	988,238	21,138,411
Time Warner, Inc.	3,577,881	345,372,853
Twenty-First Century Fox, Inc. Class A	4,907,258	137,599,514
Twenty-First Century Fox, Inc. Class B	2,246,075	61,205,544
Viacom, Inc. Class B	1,601,344	56,207,174
Walt Disney Co.	6,793,383	708,006,376

		2,738,937,621

MULTILINE RETAIL — 4.4%
Dollar General Corp.	1,179,349	87,354,380
Dollar Tree, Inc. (b)	1,087,382	83,924,143
Kohl’s Corp. (a)	828,658	40,919,132
Macy’s, Inc.	1,422,778	50,949,680
Nordstrom, Inc. (a)	535,721	25,677,108
Target Corp.	2,606,447	188,263,667

		477,088,110

SPECIALTY RETAIL — 20.4%
Advance Auto Parts, Inc.	339,437	57,405,586
AutoNation, Inc. (b)	306,322	14,902,565
AutoZone, Inc. (a) (b)	134,797	106,461,323
Bed Bath & Beyond, Inc.	712,137	28,941,248
Best Buy Co., Inc. (a)	1,273,380	54,335,125
CarMax, Inc. (a) (b)	882,937	56,852,313
Foot Locker, Inc.	624,151	44,246,064
Gap, Inc.	1,010,814	22,682,666
Home Depot, Inc.	5,652,244	757,852,876
L Brands, Inc.	1,107,649	72,927,610
Lowe’s Cos., Inc.	4,033,862	286,888,266
O’Reilly Automotive, Inc. (b)	437,596	121,831,102
Ross Stores, Inc.	1,828,939	119,978,398
Signet Jewelers, Ltd. (a)	320,882	30,246,337
Staples, Inc.	2,999,442	27,144,950
Tiffany & Co. (a)	495,332	38,353,557
TJX Cos., Inc.	3,028,359	227,520,612
Tractor Supply Co.	616,777	46,757,864
Ulta Salon Cosmetics & Fragrance, Inc. (b)	270,282	68,905,693
Urban Outfitters, Inc. (a) (b)	410,605	11,694,030

		2,195,928,185

TEXTILES, APPAREL & LUXURY GOODS — 5.7%
Coach, Inc.	1,286,230	45,043,775
Hanesbrands, Inc.	1,742,206	37,579,383
Michael Kors Holdings, Ltd. (b)	779,867	33,518,684
NIKE, Inc. Class B	6,199,592	315,125,261
PVH Corp.	370,236	33,410,097
Ralph Lauren Corp. (a)	259,840	23,468,749
Under Armour, Inc. Class A (a) (b)	845,556	24,563,402

See accompanying Notes to Schedule of Investments

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. Class C (b)	850,036	$21,395,406
VF Corp.	1,530,176	81,634,889

		615,739,646

TOTAL COMMON STOCKS (Cost $11,203,149,042)		10,751,462,870

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	12,655,294	12,655,294
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	17,584,720	17,584,720

TOTAL SHORT-TERM INVESTMENTS — (Cost $30,240,014)		30,240,014

TOTAL INVESTMENTS — 100.0% (Cost $11,233,389,056)		10,781,702,884
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(4,861,336)

NET ASSETS — 100.0%		$10,776,841,548

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

The Consumer Discretionary Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Auto Components	$158,738,785	$—	$—	$158,738,785
Automobiles	492,007,910	—	—	492,007,910
Distributors	109,009,639	—	—	109,009,639
Diversified Consumer Services	22,084,723	—	—	22,084,723
Hotels, Restaurants & Leisure	1,397,516,448	—	—	1,397,516,448
Household Durables.	419,464,967	—	—	419,464,967
Internet & Catalog Retail	2,041,171,548	—	—	2,041,171,548
Leisure Equipment & Products	83,775,288	—	—	83,775,288
Media	2,738,937,621	—	—	2,738,937,621
Multiline Retail	477,088,110	—	—	477,088,110
Specialty Retail	2,195,928,185	—	—	2,195,928,185
Textiles, Apparel & Luxury Goods	615,739,646	—	—	615,739,646
Short-Term Investments	30,240,014	—	—	30,240,014

TOTAL INVESTMENTS	$10,781,702,884	$—	$—	$10,781,702,884

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	28,497,239	$28,497,239	3,877,033	32,374,272	—	$—	$1,090	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	104,678,329	92,023,035	12,655,294	12,655,294	26,452	—
State Street Navigator Securities Lending Government Money Market Portfolio*	50,785,017	50,785,017	81,991,477	115,191,774	17,584,720	17,584,720	268,821	—

TOTAL		$79,282,256				$30,240,014	$296,363	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 19.8%
Brown-Forman Corp. Class B	986,246	$44,302,170
Coca-Cola Co.	17,705,269	734,060,453
Constellation Brands, Inc. Class A	1,219,146	186,907,273
Dr. Pepper Snapple Group, Inc.	992,922	90,028,238
Molson Coors Brewing Co. Class B	1,066,944	103,824,321
Monster Beverage Corp. (a)	2,133,330	94,591,852
PepsiCo, Inc.	3,750,763	392,442,333

		1,646,156,640

FOOD & STAPLES RETAILING — 22.9%
Costco Wholesale Corp.	2,078,512	332,790,556
CVS Health Corp.	5,002,533	394,749,879
Kroger Co.	4,871,227	168,106,044
Sysco Corp.	2,521,849	139,634,779
Wal-Mart Stores, Inc.	6,869,239	474,801,800
Walgreens Boots Alliance, Inc.	4,161,025	344,366,429
Whole Foods Market, Inc.	1,616,691	49,729,415

		1,904,178,902

FOOD PRODUCTS — 18.6%
Archer-Daniels-Midland Co.	2,856,206	130,385,804
Campbell Soup Co.	1,142,082	69,061,698
Conagra Brands, Inc.	2,199,374	86,985,242
General Mills, Inc.	2,883,584	178,118,984
Hershey Co.	737,211	76,249,734
Hormel Foods Corp. (b)	1,741,080	60,606,995
J.M. Smucker Co.	637,681	81,661,429
Kellogg Co.	1,314,697	96,906,316
Kraft Heinz Co.	2,720,641	237,566,372
McCormick & Co., Inc.	634,264	59,195,859
Mead Johnson Nutrition Co.	924,864	65,443,376
Mondelez International, Inc. Class A	6,643,102	294,488,712
Tyson Foods, Inc. Class A	1,741,659	107,425,527

		1,544,096,048

HOUSEHOLD PRODUCTS — 19.6%
Church & Dwight Co., Inc.	1,173,983	51,878,309
Clorox Co.	693,006	83,174,580
Colgate-Palmolive Co.	4,194,601	274,494,689
Kimberly-Clark Corp.	1,718,991	196,171,253
Procter & Gamble Co.	12,205,550	1,026,242,644

		1,631,961,475

PERSONAL PRODUCTS — 1.5%
Coty, Inc. Class A	2,144,756	39,270,482
Estee Lauder Cos., Inc. Class A	1,150,777	88,022,933

		127,293,415

TOBACCO — 17.2%
Altria Group, Inc.	8,041,972	543,798,147
Philip Morris International, Inc.	7,076,104	647,392,755
Reynolds American, Inc.	4,204,929	235,644,221

		1,426,835,123

TOTAL COMMON STOCKS — (Cost $8,798,149,157)		8,280,521,603

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $7,644,178)	7,644,178	$7,644,178

TOTAL INVESTMENTS — 99.7% (Cost $8,805,793,335)		8,288,165,781
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		21,549,755

NET ASSETS — 100.0%		$8,309,715,536

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

The Consumer Staples Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Beverages	$1,646,156,640	$—	$—	$1,646,156,640
Food & Staples Retailing	1,904,178,902	—	—	1,904,178,902
Food Products	1,544,096,048	—	—	1,544,096,048
Household Products	1,631,961,475	—	—	1,631,961,475
Personal Products	127,293,415	—	—	127,293,415
Tobacco	1,426,835,123	—	—	1,426,835,123
Short-Term Investment	7,644,178	—	—	7,644,178

TOTAL INVESTMENTS	$8,288,165,781	$—	$—	$8,288,165,781

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	3,120,524	$3,120,524	10,694,524	13,815,048	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	106,961,053	99,316,875	7,644,178	7,644,178	14,707	—
State Street Navigator Securities Lending Government Money Market Portfolio *	180,000,000	180,000,000	550,258,252	730,258,252	—	—	428,907	—

TOTAL		$183,120,524				$7,644,178	$443,614	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 17.4%
Baker Hughes, Inc.	6,600,105	$428,808,822
FMC Technologies, Inc. (a)	4,777,666	169,750,473
Halliburton Co.	12,180,692	658,853,630
Helmerich & Payne, Inc. (b)	1,276,303	98,785,852
National Oilwell Varco, Inc. (b)	5,644,450	211,328,208
Schlumberger, Ltd.	17,098,851	1,435,448,542
Transocean, Ltd. (a) (b)	4,582,578	67,547,200

		3,070,522,727

OIL, GAS & CONSUMABLE FUELS — 82.5%
Anadarko Petroleum Corp.	7,660,895	534,194,208
Apache Corp. (b)	5,152,013	326,998,265
Cabot Oil & Gas Corp. (b)	11,879,545	277,506,171
Chesapeake Energy Corp. (a)	11,718,939	82,266,952
Chevron Corp.	22,705,303	2,672,414,163
Cimarex Energy Co.	1,118,323	151,980,096
Concho Resources, Inc. (a) (b)	1,719,054	227,946,560
ConocoPhillips (b)	10,784,090	540,714,273
Devon Energy Corp.	7,118,435	325,098,926
EOG Resources, Inc.	8,272,316	836,331,148
EQT Corp.	2,034,341	133,045,901
Exxon Mobil Corp.	32,955,652	2,974,577,150
Hess Corp. (b)	3,904,317	243,199,906
Kinder Morgan, Inc.	22,606,785	468,186,517
Marathon Oil Corp.	11,714,647	202,780,540
Marathon Petroleum Corp.	6,215,400	312,945,390
Murphy Oil Corp. (b)	2,587,390	80,545,451
Newfield Exploration Co. (a)	2,322,957	94,079,758
Noble Energy, Inc.	6,879,408	261,830,268
Occidental Petroleum Corp.	7,855,582	559,553,106
ONEOK, Inc.	2,479,042	142,321,801
Phillips 66	5,213,553	450,503,115
Pioneer Natural Resources Co.	4,529,490	815,625,264
Range Resources Corp. (b)	3,472,613	119,318,983
Southwestern Energy Co. (a) (b)	7,390,586	79,966,141
Spectra Energy Corp.	11,089,193	455,654,940
Tesoro Corp.	4,330,303	378,684,997
Valero Energy Corp. (b)	7,446,228	508,726,297
Williams Cos., Inc.	11,354,691	353,585,078

		14,610,581,365

TOTAL COMMON STOCKS (Cost $20,156,795,070)		17,681,104,092

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	9,244,422	9,244,422
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	2,850,683	2,850,683

TOTAL SHORT-TERM INVESTMENTS (Cost $12,095,105)		12,095,105

TOTAL INVESTMENTS — 100.0% (Cost $20,168,890,175)		17,693,199,197
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (f)		8,436,587

NET ASSETS — 100.0%		$17,701,635,784

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

The Energy Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Energy Equipment & Services	$3,070,522,727	$—	$—	$3,070,522,727
Oil, Gas & Consumable Fuels	14,610,581,365	—	—	14,610,581,365
Short-Term Investments	12,095,105	—	—	12,095,105

TOTAL INVESTMENTS	$17,693,199,197	$—	$—	$17,693,199,197

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class.	4,913,487	$4,913,487	922,513	5,836,000	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	140,638,180	131,393,758	9,244,422	9,244,422	27,180	—
State Street Navigator Securities Lending Government Money Market Portfolio *	110,721,515	110,721,515	82,198,841	190,069,673	2,850,683	2,850,683	53,913	—

TOTAL		$115,635,002				$12,095,105	$81,093	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BANKS — 45.3%
Bank of America Corp.	79,260,796	$1,751,663,591
BB&T Corp.	6,365,133	299,288,554
Citigroup, Inc.	22,349,219	1,328,214,085
Citizens Financial Group, Inc.	4,014,724	143,044,616
Comerica, Inc.	1,351,168	92,028,052
Fifth Third Bancorp.	5,926,474	159,837,004
Huntington Bancshares, Inc.	8,509,913	112,501,050
JPMorgan Chase & Co.	28,067,196	2,421,918,343
KeyCorp.	8,477,732	154,888,164
M&T Bank Corp.	1,216,190	190,248,602
People’s United Financial, Inc. (a)	2,443,040	47,297,254
PNC Financial Services Group, Inc.	3,816,005	446,319,945
Regions Financial Corp.	9,654,183	138,634,068
SunTrust Banks, Inc.	3,849,040	211,119,844
US Bancorp.	12,532,502	643,794,628
Wells Fargo & Co.	35,457,130	1,954,042,434
Zions Bancorp (a)	1,597,946	68,775,596

		10,163,615,830

CAPITAL MARKETS — 19.0%
Affiliated Managers Group, Inc. (b)	429,985	62,476,821
Ameriprise Financial, Inc.	1,239,388	137,497,705
Bank of New York Mellon Corp.	8,293,398	392,941,197
BlackRock, Inc.	953,664	362,907,299
Charles Schwab Corp.	9,464,075	373,547,040
CME Group, Inc.	2,662,095	307,072,658
E*TRADE Financial Corp. (b)	2,147,737	74,419,087
Franklin Resources, Inc.	2,721,211	107,705,531
Goldman Sachs Group, Inc.	2,900,394	694,499,343
Intercontinental Exchange, Inc.	4,673,193	263,661,549
Invesco, Ltd.	3,204,763	97,232,510
Moody’s Corp.	1,304,721	122,996,049
Morgan Stanley	11,309,396	477,821,981
Nasdaq, Inc.	894,070	60,009,978
Northern Trust Corp.	1,669,786	148,694,443
S&P Global, Inc.	2,032,006	218,521,925
State Street Corp. (c)	2,844,023	221,037,468
T Rowe Price Group, Inc.	1,909,100	143,678,866

		4,266,721,450

CONSUMER FINANCE — 5.6%
American Express Co.	6,030,389	446,731,217
Capital One Financial Corp.	3,780,982	329,852,870
Discover Financial Services	3,092,915	222,968,242
Navient Corp.	2,375,944	39,036,760
Synchrony Financial	6,150,977	223,095,936

		1,261,685,025

DIVERSIFIED FINANCIAL SERVICES — 11.1%
Berkshire Hathaway, Inc. Class B (b)	14,896,525	2,427,835,644
Leucadia National Corp.	2,541,772	59,096,199

		2,486,931,8843

INSURANCE — 18.7%
Aflac, Inc.	3,201,283	222,809,297
Allstate Corp.	2,888,466	214,093,100
American International Group, Inc.	7,650,190	499,633,909
Aon PLC	2,063,636	230,157,323
Arthur J Gallagher & Co.	1,395,905	72,531,224
Assurant, Inc.	447,220	41,528,849

Chubb, Ltd.	3,650,571	482,313,441
Cincinnati Financial Corp.	1,176,265	89,102,074
Hartford Financial Services Group, Inc.	2,962,217	141,149,640
Lincoln National Corp.	1,792,453	118,785,860
Loews Corp.	2,167,566	101,507,116
Marsh & McLennan Cos., Inc.	4,044,455	273,364,713
MetLife, Inc.	8,622,745	464,679,728
Principal Financial Group, Inc.	2,098,811	121,437,204
Progressive Corp.	4,551,983	161,595,396
Prudential Financial, Inc.	3,372,486	350,940,893
Torchmark Corp.	865,514	63,840,313
Travelers Cos., Inc.	2,228,038	272,756,412
Unum Group.	1,820,698	79,983,263
Willis Towers Watson PLC.	1,008,245	123,288,199
XL Group, Ltd.	2,110,130	78,623,444

		4,204,121,398

TOTAL COMMON STOCKS (Cost $20,467,719,872)		22,383,075,546

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $36,415,182)	36,415,182	36,415,182

TOTAL INVESTMENTS — 99.9% (Cost $20,504,135,054)		22,419,490,728
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		18,796,010

NET ASSETS — 100.0%		$22,438,286,738

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

The Financial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Banks	$10,163,615,830	$—	$—	$10,163,615,830
Capital Markets	4,266,721,450	—	—	4,266,721,450
Consumer Finance	1,261,685,025	—	—	1,261,685,025
Diversified Financial Services	2,486,931,843	—	—	2,486,931,843
Insurance	4,204,121,398	—	—	4,204,121,398
Short-Term Investment	36,415,182	—	—	36,415,182

TOTAL INVESTMENTS	$22,419,490,728	$—	$—	$22,419,490,728

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Corp.	1,830,359	$127,447,897	1,435,584	421,920	2,844,023	$221,037,468	$1,088,434	$2,266,549
State Street Institutional Liquid Reserves Fund, Premier Class	13,433,038	13,433,038	2,992,289	16,425,327	—	—	219	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	204,528,149	168,112,967	36,415,182	36,415,182	23,429	—
State Street Navigator Securities Lending Government Money Market Portfolio *	2,032,880	2,032,880	11,435	2,044,315	—	—	—	—
The Real Estate Select Sector SPDR Fund	540	17,696	—	540	—	—	—	(1,013)

TOTAL		$142,931,511				$257,452,650	$1,112,082	$2,265,536

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 20.1%
AbbVie, Inc.	8,300,792	$519,795,595
Alexion Pharmaceuticals, Inc. (a)	1,146,453	140,268,524
Amgen, Inc.	3,799,760	555,562,910
Biogen, Inc. (a)	1,136,151	322,189,701
Celgene Corp. (a)	3,959,791	458,345,808
Gilead Sciences, Inc.	6,729,398	481,892,191
Regeneron Pharmaceuticals, Inc. (a)	386,079	141,725,740
Vertex Pharmaceuticals, Inc. (a)	1,267,697	93,391,238

		2,713,171,707

HEALTH CARE EQUIPMENT & SUPPLIES — 17.7%
Abbott Laboratories (b)	6,370,414	244,687,602
Baxter International, Inc.	2,541,541	112,691,928
Becton Dickinson and Co.	1,113,312	184,308,801
Boston Scientific Corp. (a)	7,022,521	151,897,129
C.R. Bard, Inc.	400,213	89,911,852
Cooper Cos., Inc.	249,077	43,571,040
Danaher Corp.	3,106,725	241,827,474
DENTSPLY SIRONA, Inc.	1,179,222	68,076,486
Edwards Lifesciences Corp. (a)	1,089,193	102,057,384
Hologic, Inc. (a)	1,419,380	56,945,526
Intuitive Surgical, Inc. (a)	196,881	124,856,024
Medtronic PLC	7,045,848	501,875,753
St. Jude Medical, Inc.	1,494,888	119,875,069
Stryker Corp.	1,614,528	193,436,600
Varian Medical Systems, Inc. (a)	476,896	42,815,723
Zimmer Biomet Holdings, Inc.	1,039,918	107,319,537

		2,386,153,928

HEALTH CARE PROVIDERS & SERVICES — 19.7%
Aetna, Inc.	1,842,062	228,434,109
AmerisourceBergen Corp.	888,446	69,467,593
Anthem, Inc.	1,381,287	198,587,632
Cardinal Health, Inc.	1,645,300	118,412,241
Centene Corp. (a)	873,577	49,365,836
Cigna Corp.	1,357,064	181,018,767
DaVita, Inc. (a)	806,285	51,763,497
Envision Healthcare Corp. (a)	644,483	40,789,329
Express Scripts Holding Co. (a)	3,315,252	228,056,185
HCA Holdings, Inc. (a)	1,492,638	110,485,065
Henry Schein, Inc. (a)	411,029	62,357,210
Humana, Inc.	818,798	167,059,356
Laboratory Corp. of America Holdings (a)	523,340	67,186,389
McKesson Corp.	1,188,591	166,937,606
Patterson Cos., Inc. (b)	425,551	17,460,358
Quest Diagnostics, Inc.	737,718	67,796,284
UnitedHealth Group, Inc.	4,901,733	784,473,349
Universal Health Services, Inc. Class B	460,922	49,032,882

		2,658,683,688

HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp. (a) (b)	1,537,830	72,847,007

LIFE SCIENCES TOOLS & SERVICES — 4.4%
Agilent Technologies, Inc.	1,656,851	75,486,131
Illumina, Inc. (a) (b)	750,073	96,039,347
Mettler-Toledo International, Inc. (a)	134,051	56,108,386
PerkinElmer, Inc. (b)	559,298	29,167,391

Thermo Fisher Scientific, Inc.	2,015,648	284,407,933
Waters Corp. (a)	412,220	55,398,246

		596,607,434

PHARMACEUTICALS — 37.4%
Allergan PLC (a)	2,021,890	424,617,119
Bristol-Myers Squibb Co.	8,585,584	501,741,529
Eli Lilly & Co.	4,966,082	365,255,331
Endo International PLC (a)	1,015,244	16,721,069
Johnson & Johnson	13,895,607	1,600,912,882
Mallinckrodt PLC (a)	540,628	26,934,087
Merck & Co., Inc.	14,082,935	829,062,383
Mylan NV (a)	2,353,590	89,789,459
Perrigo Co. PLC	732,979	61,005,842
Pfizer, Inc.	30,997,152	1,006,787,497
Zoetis, Inc.	2,522,372	135,022,573

		5,057,849,771

TOTAL COMMON STOCKS (Cost $14,924,198,030)		13,485,313,535

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $8,086,651)	8,086,651	8,086,651

TOTAL INVESTMENTS — 99.9% (Cost $14,932,284,681)		13,493,400,186
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,880,733

NET ASSETS — 100.0%		$13,503,280,919

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

The Health Care Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Biotechnology	$2,713,171,707	$—	$—	$2,713,171,707
Health Care Equipment & Supplies	2,386,153,928	—	—	2,386,153,928
Health Care Providers & Services	2,658,683,688	—	—	2,658,683,688
Health Care Technology	72,847,007	—	—	72,847,007
Life Sciences Tools & Services	596,607,434	—	—	596,607,434
Pharmaceuticals	5,057,849,771	—	—	5,057,849,771
Short-Term Investment	8,086,651	—	—	8,086,651

TOTAL INVESTMENTS	$13,493,400,186	$—	$—	$13,493,400,186

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	5,734,739	$5,734,739	599,604	6,334,343	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	109,167,099	101,080,448	8,086,651	8,086,651	16,104	—
State Street Navigator Securities Lending Government Money Market Portfolio *	6,558,639	6,558,639	124,627	6,683,266	—	—	—	—

TOTAL		$12,293,378				$8,086,651	$16,104	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 22.2%
Arconic, Inc.	2,193,394	$40,665,525
Boeing Co.	2,970,932	462,514,694
General Dynamics Corp.	1,543,499	266,500,537
L3 Technologies, Inc.	381,083	57,966,535
Lockheed Martin Corp.	1,321,660	330,335,700
Northrop Grumman Corp.	943,694	219,484,351
Raytheon Co.	1,595,905	226,618,510
Rockwell Collins, Inc. (a)	829,851	76,976,979
Textron, Inc.	1,663,056	80,757,999
TransDigm Group, Inc.	247,241	61,553,119
United Technologies Corp.	3,942,812	432,211,052

		2,255,585,001

AIR FREIGHT & LOGISTICS — 7.3%
C.H. Robinson Worldwide, Inc. (a)	705,233	51,665,369
Expeditors International of Washington, Inc.	894,785	47,387,814
FedEx Corp.	1,299,243	241,919,047
United Parcel Service, Inc. Class B	3,478,440	398,768,361

		739,740,591

AIRLINES — 6.1%
Alaska Air Group, Inc.	608,332	53,977,298
American Airlines Group, Inc.	2,567,737	119,887,640
Delta Air Lines, Inc.	3,649,403	179,514,134
Southwest Airlines Co.	3,344,434	166,686,591
United Continental Holdings, Inc. (b)	1,430,864	104,281,368

		624,347,031

BUILDING PRODUCTS — 3.1%
Allegion PLC	474,012	30,336,768
Fortune Brands Home & Security, Inc.	760,649	40,664,296
Johnson Controls International PLC	4,642,149	191,210,117
Masco Corp.	1,816,288	57,431,027

		319,642,208

COMMERCIAL SERVICES & SUPPLIES — 3.2%
Cintas Corp. (a)	509,755	58,907,288
Pitney Bowes, Inc. (a)	1,051,325	15,969,627
Republic Services, Inc. Class A	1,152,103	65,727,476
Stericycle, Inc. (b)	419,938	32,352,023
Waste Management, Inc.	2,194,546	155,615,257

		328,571,671

CONSTRUCTION & ENGINEERING — 1.1%
Fluor Corp.	1,000,893	52,566,900
Jacobs Engineering Group, Inc. (b)	599,746	34,185,522
Quanta Services, Inc. (b)	746,377	26,011,239

		112,763,661

ELECTRICAL EQUIPMENT — 5.8%
Acuity Brands, Inc.	216,916	50,077,228
AMETEK, Inc.	1,148,591	55,821,523
Eaton Corp. PLC	2,747,450	184,326,420
Emerson Electric Co.	3,367,849	187,757,582
Rockwell Automation, Inc.	827,395	111,201,888

		589,184,641

INDUSTRIAL CONGLOMERATES — 20.9%
3M Co.	3,056,601	545,817,241
General Electric Co.	32,461,963	1,025,798,031
Honeywell International, Inc.	3,984,918	461,652,750
Roper Technologies, Inc. (a)	500,862	91,697,815

		2,124,965,837

MACHINERY — 15.7%
Caterpillar, Inc. (a)	3,092,337	286,783,333
Cummins, Inc.	1,412,262	193,013,847
Deere & Co. (a)	1,596,334	164,486,255
Dover Corp.	928,217	69,551,300
Flowserve Corp.	644,293	30,958,279
Fortive Corp.	1,668,866	89,501,284
Illinois Tool Works, Inc.	1,664,061	203,780,910
Ingersoll-Rand PLC	1,275,131	95,685,830
PACCAR, Inc.	2,015,227	128,773,005
Parker-Hannifin Corp.	834,703	116,858,420
Pentair PLC	823,479	46,172,467
Snap-on, Inc.	286,725	49,107,391
Stanley Black & Decker, Inc.	743,469	85,268,460
Xylem, Inc.	885,578	43,853,823

		1,603,794,604

PROFESSIONAL SERVICES — 2.9%
Dun & Bradstreet Corp.	179,545	21,782,399
Equifax, Inc.	802,604	94,891,871
Nielsen Holdings PLC	1,660,149	69,643,250
Robert Half International, Inc.	909,461	44,363,508
Verisk Analytics, Inc. Class A (b)	776,574	63,034,512

		293,715,540

ROAD & RAIL — 9.5%
CSX Corp.	5,595,805	201,057,274
JB Hunt Transport Services, Inc.	434,469	42,173,906
Kansas City Southern	533,611	45,276,893
Norfolk Southern Corp.	1,703,103	184,054,341
Ryder System, Inc.	480,213	35,747,056
Union Pacific Corp.	4,445,302	460,888,911

		969,198,381

TRADING COMPANIES & DISTRIBUTORS — 1.9%
Fastenal Co. (a)	1,428,163	67,095,097
United Rentals, Inc. (b)	417,372	44,066,136
W.W. Grainger, Inc. (a)	356,087	82,701,206

		193,862,439

TOTAL COMMON STOCKS (Cost $10,153,025,742)		10,155,371,605

See accompanying Notes to Schedule of Investments

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $10,315,499)	10,315,499	$10,315,499

TOTAL INVESTMENTS — 99.8% (Cost $10,163,341,241)		10,165,687,104
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		15,621,489

NET ASSETS — 100.0%		$10,181,308,593

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

The Industrial Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense.	$2,255,585,001	$—	$—	$2,255,585,001
Air Freight & Logistics	739,740,591	—	—	739,740,591
Airlines.	624,347,031	—	—	624,347,031
Building Products	319,642,208	—	—	319,642,208
Commercial Services & Supplies	328,571,671	—	—	328,571,671
Construction & Engineering	112,763,661	—	—	112,763,661
Electrical Equipment	589,184,641	—	—	589,184,641
Industrial Conglomerates	2,124,965,837	—	—	2,124,965,837
Machinery	1,603,794,604	—	—	1,603,794,604
Professional Services	293,715,540	—	—	293,715,540
Road & Rail	969,198,381	—	—	969,198,381
Trading Companies & Distributors	193,862,439	—	—	193,862,439
Short-Term Investment	10,315,499	—	—	10,315,499

TOTAL INVESTMENTS	$10,165,687,104	$—	$—	$10,165,687,104

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	6,148,750	$6,148,750	673,408	6,822,158	—	$—	$86	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	112,553,598	102,238,099	10,315,499	10,315,499	17,697	—
State Street Navigator Securities Lending Government Money Market Portfolio *	—	—	839,438	839,438	—	—	51	—

TOTAL		$6,148,750				$10,315,499	$17,834	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 72.6%
Air Products & Chemicals, Inc.	1,446,121	$207,981,122
Albemarle Corp.	763,318	65,706,413
CF Industries Holdings, Inc. (a)	1,592,200	50,122,456
Dow Chemical Co.	7,460,120	426,868,066
E.I. du Pont de Nemours & Co.	5,783,402	424,501,707
Eastman Chemical Co.	993,555	74,725,272
Ecolab, Inc.	1,745,595	204,618,646
FMC Corp.	913,373	51,660,377
International Flavors & Fragrances, Inc. (a)	539,350	63,551,611
LyondellBasell Industries NV Class A	1,953,021	167,530,141
Monsanto Co.	2,913,771	306,557,847
Mosaic Co. (a)	2,374,919	69,656,374
PPG Industries, Inc.	1,768,576	167,590,262
Praxair, Inc.	1,898,597	222,496,582
Sherwin-Williams Co.	542,578	145,812,412

		2,649,379,288

CONSTRUCTION MATERIALS — 5.7%
Martin Marietta Materials, Inc.	427,967	94,807,529
Vulcan Materials Co.	890,473	111,442,696

		206,250,225

CONTAINERS & PACKAGING — 11.6%
Avery Dennison Corp.	610,403	42,862,499
Ball Corp.	1,180,068	88,587,705
International Paper Co.	2,760,118	146,451,861
Sealed Air Corp.	1,314,485	59,598,750
WestRock Co.	1,695,794	86,095,461

		423,596,276

METALS & MINING — 9.9%
Freeport-McMoRan, Inc. (b)	8,430,401	111,196,989
Newmont Mining Corp.	3,570,565	121,649,149
Nucor Corp.	2,140,159	127,382,264

		360,228,402

TOTAL COMMON STOCKS (Cost $3,841,852,816)		3,639,454,191

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (d) (e) (Cost $1,233,385)	1,233,385	1,233,385

TOTAL INVESTMENTS — 99.8% (Cost $3,843,086,201)		3,640,687,576
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,644,350

NET ASSETS — 100.0%		$3,647,331,926

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at December 31, 2016.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

The Materials Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Chemicals.	$2,649,379,288	$—	$—	$2,649,379,288
Construction Materials.	206,250,225	—	—	206,250,225
Containers & Packaging	423,596,276	—	—	423,596,276
Metals & Mining.	360,228,402	—	—	360,228,402
Short-Term Investment	1,233,385	—	—	1,233,385

TOTAL INVESTMENTS	$3,640,687,576	$—	$—	$3,640,687,576

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	1,117,308	$1,117,308	482,047	1,599,355	—	$—	$—	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	40,259,484	39,026,099	1,233,385	1,233,385	5,206	—

TOTAL		$1,117,308				$1,233,385	$5,206	$—

See accompanying Notes to Schedule of Investments

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.9%
American Tower Corp. REIT	1,760,423	$186,041,503
Apartment Investment & Management Co. Class A REIT	647,434	29,425,875
AvalonBay Communities, Inc.	567,941	100,610,748
Boston Properties, Inc. REIT	636,067	80,004,507
Crown Castle International Corp. REIT	1,491,334	129,403,051
Digital Realty Trust, Inc. REIT	657,407	64,596,812
Equinix, Inc. REIT	295,165	105,494,923
Equity Residential REIT	1,512,298	97,331,499
Essex Property Trust, Inc. REIT	270,978	63,002,385
Extra Space Storage, Inc. REIT	519,203	40,103,240
Federal Realty Investment Trust REIT	297,014	42,208,660
General Growth Properties, Inc. REIT	2,415,467	60,338,366
HCP, Inc. REIT	1,934,261	57,486,237
Host Hotels & Resorts, Inc. REIT (a)	3,060,564	57,661,026
Iron Mountain, Inc. REIT	1,011,054	32,839,034
Kimco Realty Corp. REIT	1,758,327	44,239,507
Macerich Co. REIT	498,186	35,291,496
Mid-America Apartment Communities, Inc. REIT	468,515	45,876,989
Prologis, Inc. REIT	2,186,182	115,408,548
Public Storage REIT	616,855	137,867,092
Realty Income Corp. REIT	1,069,719	61,487,448
Simon Property Group, Inc. REIT	1,299,428	230,869,373
SL Green Realty Corp. REIT	419,218	45,086,896
UDR, Inc. REIT (a)	1,102,863	40,232,442
Ventas, Inc. REIT	1,464,599	91,566,729
Vornado Realty Trust REIT	711,375	74,246,209
Welltower, Inc. REIT	1,499,347	100,351,295
Weyerhaeuser Co. REIT	3,093,960	93,097,256

		2,262,169,146

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
CBRE Group, Inc. Class A (b)	1,238,683	39,006,128

TOTAL COMMON STOCKS (Cost $2,499,492,360)		2,301,175,274

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d) (Cost $6,324,544)	6,324,544	6,324,544

TOTAL INVESTMENTS — 99.9% (Cost $2,505,816,904)		2,307,499,818
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,440,448

NET ASSETS — 100.0%		$2,309,940,266

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

REIT = Real Estate Investment Trust

See accompanying Notes to Schedule of Investments

The Real Estate Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Real Estate Investment Trusts (REITs)	$2,262,169,146	$—	$—	$2,262,169,146
Real Estate Management & Development	39,006,128	—	—	39,006,128
Short-Term Investment	6,324,544	—	—	6,324,544

TOTAL INVESTMENTS	$2,307,499,818	$—	$—	$2,307,499,818

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	2,733,411	$2,733,411	4,059,927	6,793,338	—	$—	$208	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	75,232,560	68,908,016	6,324,544	6,324,544	4,815	—
State Street Navigator Securities Lending Government Money Market Portfolio *	55,520	55,520	—	55,520	—	—	—	—

TOTAL		$2,788,931				$6,324,544	$5,023	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 4.4%
Cisco Systems, Inc.	15,673,432	$473,651,115
F5 Networks, Inc. (a)	219,196	31,722,045
Harris Corp.	410,135	42,026,533
Juniper Networks, Inc.	1,273,652	35,993,406
Motorola Solutions, Inc.	545,895	45,249,237

		628,642,336

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.5%
AT&T, Inc.	19,094,351	812,082,748
CenturyLink, Inc.	1,765,018	41,972,128
Frontier Communications Corp. (b)	4,028,589	13,616,631
Level 3 Communications, Inc. (a)	943,237	53,160,837
Verizon Communications, Inc.	10,486,178	559,752,182

		1,480,584,526

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	992,962	66,727,046
Corning, Inc.	3,042,043	73,830,384
FLIR Systems, Inc.	483,939	17,513,752
TE Connectivity, Ltd.	1,138,711	78,889,898

		236,961,080

INTERNET SOFTWARE & SERVICES — 18.1%
Akamai Technologies, Inc. (a)	572,735	38,189,970
Alphabet, Inc. Class A (a)	920,529	729,473,206
Alphabet, Inc. Class C (a)	922,777	712,217,744
eBay, Inc. (a)	3,310,800	98,297,652
Facebook, Inc. Class A (a)	7,277,388	837,263,489
VeriSign, Inc. (a) (b)	303,827	23,112,120
Yahoo!, Inc. (a)	2,776,553	107,369,305

		2,545,923,486

IT SERVICES — 15.9%
Accenture PLC Class A	1,945,196	227,840,807
Alliance Data Systems Corp. (b)	189,103	43,210,035
Automatic Data Processing, Inc.	1,423,595	146,317,094
Cognizant Technology Solutions Corp. Class A (a)	1,918,871	107,514,342
CSRA, Inc.	539,768	17,186,213
Fidelity National Information Services, Inc.	1,050,896	79,489,773
Fiserv, Inc. (a)	691,920	73,537,258
Global Payments, Inc.	504,577	35,022,690
International Business Machines Corp.	2,702,824	448,641,756
MasterCard, Inc. Class A	2,979,634	307,647,210
Paychex, Inc.	1,031,919	62,823,229
PayPal Holdings, Inc. (a)	3,541,579	139,786,123
Teradata Corp. (a)	479,319	13,023,097
Total System Services, Inc.	549,697	26,951,644
Visa, Inc. Class A	5,831,377	454,964,034
Western Union Co. (b)	1,603,662	34,831,539
Xerox Corp.	2,829,144	24,698,427

		2,243,485,271

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT —14.5%
Analog Devices, Inc.	990,156	71,905,129
Applied Materials, Inc.	3,443,799	111,131,394
Broadcom, Ltd.	1,248,282	220,658,809
First Solar, Inc. (a) (b)	277,463	8,903,788
Intel Corp.	14,792,869	536,537,359
KLA-Tencor Corp.	510,836	40,192,576
Lam Research Corp.	528,880	55,918,482
Linear Technology Corp.	786,875	49,061,656
Microchip Technology, Inc. (b)	707,218	45,368,035
Micron Technology, Inc. (a)	3,373,219	73,940,960
NVIDIA Corp. (b)	1,717,799	183,357,865
Qorvo, Inc. (a) (b)	432,099	22,784,580
QUALCOMM, Inc.	4,626,776	301,665,795
Skyworks Solutions, Inc. (b)	607,269	45,338,704
Texas Instruments, Inc.	3,137,873	228,970,593
Xilinx, Inc.	825,613	49,842,257

		2,045,577,982

SOFTWARE — 18.6%
Activision Blizzard, Inc.	2,189,221	79,052,770
Adobe Systems, Inc. (a)	1,565,554	161,173,784
Autodesk, Inc. (a)	638,599	47,262,712
CA, Inc.	1,037,763	32,969,730
Citrix Systems, Inc. (a)	507,906	45,361,085
Electronic Arts, Inc. (a)	962,131	75,777,438
Intuit, Inc.	774,471	88,762,121
Microsoft Corp.	24,176,170	1,502,307,204
Oracle Corp.	9,363,937	360,043,378
Red Hat, Inc. (a)	583,623	40,678,523
salesforce.com, Inc. (a)	2,008,524	137,503,553
Symantec Corp.	2,030,039	48,497,632

		2,619,389,930

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 16.0%
Apple, Inc.	16,581,921	1,920,518,090
Hewlett Packard Enterprise Co.	5,278,001	122,132,943
HP, Inc.	5,480,757	81,334,434
NetApp, Inc.	931,171	32,842,401
Seagate Technology PLC (b)	995,597	38,001,938
Western Digital Corp.	929,412	63,153,545

		2,257,983,351

TOTAL COMMON STOCKS (Cost $13,662,944,829)		14,058,547,962

See accompanying Notes to Schedule of Investments

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Security Description	Shares	Value

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (c) (d)	33,575,103	$33,575,103
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e)	3,303,983	3,303,983

TOTAL SHORT-TERM INVESTMENTS (Cost $36,879,086)		36,879,086

TOTAL INVESTMENTS — 100.0% (Cost $13,699,823,915)		14,095,427,048
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (f)		(2,567,533)

NET ASSETS — 100.0%		$14,092,859,515

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2016.
(c)	The rate shown is the annualized seven-day yield at December 31, 2016.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
(f)	Amount is less than 0.05% of net assets.

See accompanying Notes to Schedule of Investments

The Technology Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Communications Equipment	$628,642,336	$—	$—	$628,642,336
Diversified Telecommunication Services	1,480,584,526	—	—	1,480,584,526
Electronic Equipment, Instruments & Components	236,961,080	—	—	236,961,080
Internet Software & Services	2,545,923,486	—	—	2,545,923,486
IT Services	2,243,485,271	—	—	2,243,485,271
Semiconductors & Semiconductor Equipment	2,045,577,982	—	—	2,045,577,982
Software	2,619,389,930	—	—	2,619,389,930
Technology Hardware, Storage & Peripherals	2,257,983,351	—	—	2,257,983,351
Short-Term Investments	36,879,086	—	—	36,879,086

TOTAL INVESTMENTS	$14,095,427,048	$—	$—	$14,095,427,048

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	27,822,383	$27,822,383	2,030,483	29,852,866	—	$—	$712	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	139,523,973	105,948,870	33,575,103	33,575,103	26,553	—
State Street Navigator Securities Lending Government Money Market Portfolio *	29,868,275	29,868,275	19,387,641	45,951,933	3,303,983	3,303,983	9,518	—

TOTAL		$57,690,658				$36,879,086	$36,783	$—

*	Effective October 5, 2016, the name of State Street Navigator Securities Lending Prime Portfolio was changed to State Street Navigator Securities Lending Government Money Market Portfolio.

See accompanying Notes to Schedule of Investments

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ELECTRIC UTILITIES — 61.6%
Alliant Energy Corp.	2,563,845	$97,144,087
American Electric Power Co., Inc.	5,566,901	350,492,087
Duke Energy Corp.	7,162,058	555,918,942
Edison International	3,688,161	265,510,710
Entergy Corp.	2,018,682	148,312,567
Eversource Energy	3,574,929	197,443,329
Exelon Corp.	10,405,219	369,281,222
FirstEnergy Corp.	4,797,982	148,593,503
NextEra Energy, Inc.	5,266,064	629,084,005
PG&E Corp.	5,726,623	348,006,880
Pinnacle West Capital Corp.	1,283,598	100,159,152
PPL Corp.	7,687,957	261,774,936
Southern Co.	11,044,201	543,264,247
Xcel Energy, Inc.	5,774,120	235,006,684

		4,249,992,351

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.9%
AES Corp.	7,472,948	86,835,656
NRG Energy, Inc.	3,555,028	43,584,643

		130,420,299

MULTI-UTILITIES — 33.9%
Ameren Corp.	2,757,485	144,657,663
CenterPoint Energy, Inc.	4,922,925	121,300,872
CMS Energy Corp.	3,214,576	133,790,653
Consolidated Edison, Inc.	3,457,973	254,783,451
Dominion Resources, Inc. (a)	7,063,263	540,975,313
DTE Energy Co.	2,043,772	201,331,980
NiSource, Inc.	3,694,237	81,790,407
Public Service Enterprise Group, Inc.	5,701,547	250,183,882
SCANA Corp.	1,610,681	118,030,704
Sempra Energy	2,833,371	285,150,457
WEC Energy Group, Inc.	3,557,009	208,618,578

		2,340,613,960

WATER UTILITIES — 2.1%
American Water Works Co., Inc.	2,006,097	145,161,179

TOTAL COMMON STOCKS (Cost $7,438,768,952)		6,866,187,789

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42% (b) (c) (Cost $19,083,924)	19,083,924	19,083,924

TOTAL INVESTMENTS — 99.8% (Cost $7,457,852,876)		6,885,271,713
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		14,193,098

NET ASSETS — 100.0%		$6,899,464,811

(a)	All or a portion of the shares of the security are on loan at December 31, 2016.
(b)	The rate shown is the annualized seven-day yield at December 31, 2016.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

See accompanying Notes to Schedule of Investments

The Utilities Select Sector SPDR Fund

SCHEDULE OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Electric Utilities	$4,249,992,351	$—	$—	$4,249,992,351
Independent Power Producers & Energy Traders	130,420,299	—	—	130,420,299
Multi-Utilities	2,340,613,960	—	—	2,340,613,960
Water Utilities.	145,161,179	—	—	145,161,179
Short-Term Investment	19,083,924	—	—	19,083,924

TOTAL INVESTMENTS	$6,885,271,713	$—	$—	$6,885,271,713

Affiliate Table

	Number of Shares Held at 9/30/16	Value at 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 12/31/16	Value at 12/31/16	Dividend Income	Realized Gain (Loss)
State Street Institutional Liquid Reserves Fund, Premier Class	13,352,521	$13,352,521	3,961,659	17,314,180	—	$—	$265	$—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	125,006,282	105,922,358	19,083,924	19,083,924	14,996	—

TOTAL		$13,352,521				$19,083,924	$15,261	$—

See accompanying Notes to Schedule of Investments

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that each Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. Various inputs are used in determining the value of the Funds’ investments.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in each Fund’s respective Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended December 31, 2016.

THE SELECT SECTOR SPDR TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

December 31, 2016 (Unaudited)

Transactions with Affiliates

The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Consumer Discretionary Select Sector SPDR Fund	$11,233,389,056	$429,918,565	$881,604,737	$(451,686,172)
The Consumer Staples Select Sector SPDR Fund	8,805,793,335	56,293,984	573,921,538	(517,627,554)
The Energy Select Sector SPDR Fund	20,168,890,175	123,106,591	2,598,797,569	(2,475,690,978)
The Financial Select Sector SPDR Fund	20,504,135,054	2,074,728,006	159,372,332	1,915,355,674
The Health Care Select Sector SPDR Fund	14,932,284,681	171,369,922	1,610,254,417	(1,438,884,495)
The Industrial Select Sector SPDR Fund	10,163,341,241	279,760,603	277,414,740	2,345,863
The Materials Select Sector SPDR Fund	3,843,086,201	76,640,426	279,039,051	(202,398,625)
The Real Estate Select Sector SPDR Fund	2,505,816,904	22,829,134	221,146,220	(198,317,086)
The Technology Select Sector SPDR Fund	13,699,823,915	765,521,807	369,918,674	395,603,133
The Utilities Select Sector SPDR Fund	7,457,852,876	11,581,229	584,162,392	(572,581,163)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date: February 27, 2017